INVENTORY (Detail Textuals) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Classes of current inventories [abstract]
Inventory expensed and included in cost of sales	$ 2,704,521	$ 305,527	$ 3,575,132
Fair value change in biological assets	$ 718,431		$ 158,676